Income Taxes (Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 16,194	$ 17,841
Federal NOLs	17,905	24,687
Foreign NOLs	3,795	3,586
State NOLs	5,989	6,008
Tax credit carryforwards	5,970	5,374
Charitable contribution	1,883	2,233
Valuation allowance	(7,133)	(6,102)
Total deferred tax assets	44,603	53,627
Depreciation and amortization	(111,793)	(126,174)
Other liabilities	(1,259)	(1,459)
Total deferred tax liabilities	(113,052)	(127,633)
Net noncurrent deferred tax liabilities	$ (68,449)	$ (74,006)